Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of trade and other payables
	2022	2021
	£	£
Trade payables	882,364	1,422,393
Other tax and social security	293,467	311,204
Accruals	944,904	2,330,582
Other payables	38,323	39,436
	2,159,058	4,103,615